Offerings	Sep. 29, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock; Class S Common Stock; Class D Common Stock; Class I Common Stock, Class A Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,296.50
Offering Note	Calculated pursuant to Rule 457(o) of the Securities Act of 1933, as amended. Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended, the securities registered pursuant to this Registration Statement will include unsold securities previously registered for sale pursuant to the registrant's registration statement on Form S-11 (File No. 333-258754) initially filed by the registrant on August 12, 2021 and declared effective on November 4, 2021(the "Prior Registration Statement"). The Prior Registration Statement registered shares of the registrant's common stock with a maximum aggregate offering price of $1.0 billion for sale pursuant to the registrant's primary offering and the registrant's distribution reinvestment plan. As of September [29], 2025, approximately $[742.2] million in shares of common stock remain unsold on the Prior Registration Statement. For purposes of calculating the registration fees due in connection with the filing of this Registration Statement, the registrant has assumed that $735 million of unsold shares of common stock originally registered for sale pursuant to the Prior Registration Statement will be carried forward to this Registration Statement. Pursuant to Rule 415(a)(6) the registration fees in the amount of $80,188 previously paid with respect to such unsold securities will continue to apply to such unsold securities. Thus, after taking into account the previously registered unsold shares, $2,297 in filing fees are due in connections with this Registration Statement. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class T Common Stock; Class S Common Stock; Class D Common Stock; Class I Common Stock, Class A Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 735,000,000.00
Carry Forward Form Type	S-11
Carry Forward File Number	333-258754
Carry Forward Initial Effective Date	Nov. 04, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 80,188.00
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock; Class S Common Stock; Class D Common Stock; Class I Common Stock, Class A Common Stock, $0.01 par value per share
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00